Income Taxes (Narratives) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Accrued Income Taxes			$ 700,000	$ 6,100,000
Deferred Tax Liabilities Net			(44,127,000)	(35,293,000)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate				600,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued				100,000
Open Tax Years by Major Tax Jurisdiction	2008 through 2012		2008 through 2011
Provision for income taxes	$ 1,695,000	$ 7,567,000	$ 37,214,000	$ 25,815,000	$ 22,784,000